Unaudited Condensed Consolidated Interim Statements of Financial Position € in Thousands, $ in Thousands	Jun. 30, 2023 EUR (€)		Jun. 30, 2023 USD ($) [1]	Dec. 31, 2022 EUR (€)
Current assets
Cash and cash equivalents	€ 73,870		$ 80,229	€ 46,458
Marketable securities	0	[2]	0	2,836	[2]
Short term deposits	1,007		1,094	0
Restricted cash	810		880	900
Receivable from concession project	1,638		1,779	1,799
Intangible asset from green certificates	1,723		1,871	585
Trade and other receivables	14,404		15,644	12,097
Total Current assets	93,452		101,497	64,675
Non-current assets
Investment in equity accounted investee	29,345		31,871	30,029
Advances on account of investments	3,105		3,372	2,328
Receivable from concession project	22,468		24,402	24,795
Fixed assets	380,849		413,633	365,756
Right-of-use asset	30,603		33,237	30,020
Intangible asset	3,650		3,964	4,094
Restricted cash and deposits	19,018		20,655	20,192
Deferred tax	11,613		12,613	23,510
Long term receivables	9,279		10,078	9,270
Derivatives	1,221		1,326	1,488
Total Non-current assets	511,151		555,151	511,482
Total assets	604,603		656,648	576,157
Current liabilities
Current maturities of long-term bank loans	12,020		13,055	12,815
Current maturities of other long-term loans	5,000		5,430	10,000
Current maturities of debentures	35,635		38,702	18,714
Trade payables	3,319		3,605	4,504
Other payables	15,531		16,868	11,207
Current maturities of derivatives	8,309		9,024	33,183
Current maturities of lease liabilities	775		842	745
Total current liabilities	80,589		87,526	91,168
Non-current liabilities
Long-term lease liabilities	22,943		24,918	22,005
Long-term bank loans	242,364		263,227	229,466
Other long-term loans	27,915		30,318	21,582
Debentures	103,943		112,891	91,714
Deferred tax	6,069		6,591	6,770
Other long-term liabilities	1,377		1,496	2,021
Derivatives	563		611	28,354
Total Non-current liabilities	405,174		440,052	401,912
Total liabilities	485,763		527,578	493,080
Equity
Share capital	25,613		27,818	25,613
Share premium	86,100		93,512	86,038
Treasury shares	(1,736)		(1,885)	(1,736)
Transaction reserve with non-controlling Interests	5,697		6,187	5,697
Reserves	(577)		(627)	(12,632)
Accumulated deficit	(1,780)		(1,933)	(7,256)
Total equity attributed to shareholders of the Company	113,317		123,072	95,724
Non-Controlling Interest	5,523		5,998	(12,647)
Total equity	118,840		129,070	83,077
Total liabilities and equity	€ 604,603		$ 656,648	€ 576,157

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)
[2]	During 2022, the Company invested in a traded Corporate Bond with a coupon rate of 3.255% that were sold at the beginning of 2023.